Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk management and strategy
We manage cyber security risk using our corporate enterprise risk management and Internal Control Framework (ICF). Our
Chief Information Security Officer (CISO) heads our Cyber
Security Office and is responsible for identifying and
implementing controls to mitigate and manage cyber security
risks, while maintaining a set of key risk indicators and setting tolerances and thresholds that balance risk and business
needs. We adhere to widely accepted standards and
frameworks to benchmark our internal environment and
controls, defining our security objectives and desired
outcomes. As our threat environment evolves, we also utilise external frameworks such as the NIST Cyber Security
Framework to measure cyber readiness and maturity, ISO
27001/27002 for general information technology controls. We
assess our internal controls against Sarbanes-Oxley (SOX)
and other relevant regulations. We draw on third party
consultants’ expertise in processes for assessing, identifying and/or managing cyber security risks. We also have a third-
party security risk management programme to assess cyber
security risk when selecting and onboarding third parties.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We manage cyber security risk using our corporate enterprise risk management and Internal Control Framework (ICF). Our
Chief Information Security Officer (CISO) heads our Cyber
Security Office and is responsible for identifying and
implementing controls to mitigate and manage cyber security
risks, while maintaining a set of key risk indicators and setting tolerances and thresholds that balance risk and business
needs.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Information and Cyber Security Governance
The Chief Digital and Technology Officer (CDTO) leads the
Digital and Technology function, including the CISO and
Cyber Security Office. Our CDTO has over 26 years of
experience as an IT professional, including with GSK since
2018, and is responsible for Technology and Cyber Security at
GSK.  The CDTO is the Enterprise Risk Officer (ERO) and
manages and reports regularly on our Information and Cyber
Security risk.
The CISO coordinates risk, develops controls, and monitors
the enterprise risk plan. This plan includes a description of the risk, its external and internal context, our assessment and risk appetite and how we treat and monitor the risk in line with our
ICF. The Board, ARC, and ROCC oversee our cyber security
risk. The CISO regularly reports on cyber security risks. This reporting covers external and internal insights, key risk
indicators, management actions, updates on implementing the
enterprise risk plan, and escalations.  The Cyber Security
Office analyses potential cyber security incidents. Significant cyber security incidents are escalated to the Chief Compliance
Officer, CDTO, Executive Committee (ExCom), and Company
Secretary. Material incidents are escalated to the Board and
ARC and appropriate disclosure committee as needed.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board, ARC, and ROCC oversee our cyber security risk.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board, ARC, and ROCC oversee our cyber security
risk. The CISO regularly reports on cyber security risks. This reporting covers external and internal insights, key risk
indicators, management actions, updates on implementing the
enterprise risk plan, and escalations.  The Cyber Security
Office analyses potential cyber security incidents. Significant cyber security incidents are escalated to the Chief Compliance
Officer, CDTO, Executive Committee (ExCom), and Company
Secretary. Material incidents are escalated to the Board and
ARC and appropriate disclosure committee as needed.

Cybersecurity Risk Role of Management [Text Block]	The Chief Digital and Technology Officer (CDTO) leads the
Digital and Technology function, including the CISO and
Cyber Security Office. Our CDTO has over 26 years of
experience as an IT professional, including with GSK since
2018, and is responsible for Technology and Cyber Security at
GSK.  The CDTO is the Enterprise Risk Officer (ERO) and
manages and reports regularly on our Information and Cyber
Security risk.
The CISO coordinates risk, develops controls, and monitors
the enterprise risk plan. This plan includes a description of the risk, its external and internal context, our assessment and risk appetite and how we treat and monitor the risk in line with our
ICF. The Board, ARC, and ROCC oversee our cyber security
risk. The CISO regularly reports on cyber security risks. This reporting covers external and internal insights, key risk
indicators, management actions, updates on implementing the
enterprise risk plan, and escalations.  The Cyber Security
Office analyses potential cyber security incidents. Significant cyber security incidents are escalated to the Chief Compliance
Officer, CDTO, Executive Committee (ExCom), and Company
Secretary. Material incidents are escalated to the Board and
ARC and appropriate disclosure committee as needed.
Cyber Security Awareness, Training and Readiness
Our cyber security awareness and training programmes
include phishing simulations, monthly awareness campaigns,
and mandatory annual refreshers for all employees. We also
run periodic crisis simulation exercises to test our response to cyber security incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Chief Digital and Technology Officer (CDTO) leads the
Digital and Technology function, including the CISO and
Cyber Security Office. Our CDTO has over 26 years of
experience as an IT professional, including with GSK since
2018, and is responsible for Technology and Cyber Security at
GSK.  The CDTO is the Enterprise Risk Officer (ERO) and
manages and reports regularly on our Information and Cyber
Security risk.
The CISO coordinates risk, develops controls, and monitors
the enterprise risk plan. This plan includes a description of the risk, its external and internal context, our assessment and risk appetite and how we treat and monitor the risk in line with our
ICF. The Board, ARC, and ROCC oversee our cyber security
risk. The CISO regularly reports on cyber security risks. This reporting covers external and internal insights, key risk
indicators, management actions, updates on implementing the
enterprise risk plan, and escalations.  The Cyber Security
Office analyses potential cyber security incidents. Significant cyber security incidents are escalated to the Chief Compliance
Officer, CDTO, Executive Committee (ExCom), and Company
Secretary. Material incidents are escalated to the Board and
ARC and appropriate disclosure committee as needed.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CDTO has over 26 years of
experience as an IT professional, including with GSK since
2018, and is responsible for Technology and Cyber Security at
GSK.  The CDTO is the Enterprise Risk Officer (ERO) and
manages and reports regularly on our Information and Cyber
Security risk.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Chief Digital and Technology Officer (CDTO) leads the
Digital and Technology function, including the CISO and
Cyber Security Office. Our CDTO has over 26 years of
experience as an IT professional, including with GSK since
2018, and is responsible for Technology and Cyber Security at
GSK.  The CDTO is the Enterprise Risk Officer (ERO) and
manages and reports regularly on our Information and Cyber
Security risk.
The CISO coordinates risk, develops controls, and monitors
the enterprise risk plan. This plan includes a description of the risk, its external and internal context, our assessment and risk appetite and how we treat and monitor the risk in line with our
ICF. The Board, ARC, and ROCC oversee our cyber security
risk. The CISO regularly reports on cyber security risks. This reporting covers external and internal insights, key risk
indicators, management actions, updates on implementing the
enterprise risk plan, and escalations.  The Cyber Security
Office analyses potential cyber security incidents. Significant cyber security incidents are escalated to the Chief Compliance
Officer, CDTO, Executive Committee (ExCom), and Company
Secretary. Material incidents are escalated to the Board and
ARC and appropriate disclosure committee as needed.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true